Financial Instruments - Fair value of the commodity risk management assets and liabilities by classification level (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Change in foreign exchange rates	$ 16	$ 17	$ (15)
Losses recognized in other comprehensive earnings	(8)	(141)	(53)
Gains (losses) on cash flow hedges, before tax	(255)	28	77
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		(12)
Commodity risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		542
Recurring fair value measurement | Level I
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	12	(13)
Recurring fair value measurement | Level II
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	122	(27)
Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	159	582	686
Market price changes	(112)	(81)
Change in foreign exchange rates	0	(15)
Recurring fair value measurement | Level III | Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	8	(12)
Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive earnings	(181)	(34)
Gains (losses) on cash flow hedges, before tax	(23)	82
Unrealized gains included in earnings before income taxes relating to met assets held	(135)	1
Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	285	573	678
Market price changes	(107)	(71)
Change in foreign exchange rates	0	(16)
Fair value hedges [member] | Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive earnings	(181)	(34)
Gains (losses) on cash flow hedges, before tax	107	71
Unrealized gains included in earnings before income taxes relating to met assets held	0	0
Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(126)	9	$ 8
Market price changes	(5)	(10)
Change in foreign exchange rates	0	1
Non-Hedges | Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive earnings	0	0
Gains (losses) on cash flow hedges, before tax	(130)	11
Unrealized gains included in earnings before income taxes relating to met assets held	(135)	1
Derivative Instruments, Existing Contracts [Member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(177)	(15)
Derivative Instruments, Existing Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(181)	(18)
Derivative Instruments, Existing Contracts [Member] | Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	4	3
Derivative Instruments, New Contracts [Member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(134)	7
Derivative Instruments, New Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Derivative Instruments, New Contracts [Member] | Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	$ (134)	$ 7